Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0001041934
Registrant Name	EDAP TMS SA
Registration File Number	333-294597
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES